Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers into Level 3		$ 206
Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers into Level 3		125
Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers into Level 3	$ 214
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,967
Fair value assets, ending balance	2,954	2,967
Fair value liabilities, beginning balance	1,596
Fair value liabilities, ending balance	1,376	1,596
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	192
Fair value assets, ending balance	153	192
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	237
Fair value assets, ending balance	294	237
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	551
Fair value assets, ending balance	680	551
Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	65
Fair value assets, ending balance	77	65
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	21
Fair value assets, ending balance	21	21
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,148
Fair value assets, ending balance	1,219	1,148
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	521,031
Fair value assets, ending balance	587,261	521,031
Fair value liabilities, beginning balance	447,318
Fair value liabilities, ending balance	483,212	447,318
Recurring [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,824	1,752
Gains (losses) included in earnings	69	(111)
Gains (losses) included in OCI	48	53
Purchases (issuances)	867	1,031
Settlement (sales) and other	(631)	(1,132)
Transfers into Level 3	53	323
Transfers out of Level 3	(436)	(92)
Settlement (sales) and other	53	54
Fair value assets, ending balance	1,794	1,824
Gains (losses) included in earnings for positions still held	135	55
Fair value liabilities, beginning balance	(453)	(489)
Gains (losses) included in earnings	(54)	(36)
Gains (losses) included in OCI	(1)	(5)
Purchases (issuances)	(101)	(349)
Transfers into Level 3	(214)	(431)
Transfers out of Level 3	554	803
Fair value liabilities, ending balance	(216)	(453)
Gains (losses) included in earnings for positions still held	(12)	(4)
Recurring [member] | Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	429	249
Gains (losses) included in earnings	(3)	(30)
Gains (losses) included in OCI	40	26
Purchases (issuances)	32	125
Settlement (sales) and other	(24)	(147)
Transfers into Level 3		206
Fair value assets, ending balance	474	429
Recurring [member] | Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	192	29
Gains (losses) included in earnings	(3)	(30)
Gains (losses) included in OCI	24	6
Purchases (issuances)		125
Settlement (sales) and other		(144)
Transfers into Level 3		206
Settlement (sales) and other	(60)
Fair value assets, ending balance	153	192
Recurring [member] | Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	237	220
Gains (losses) included in OCI	16	20
Purchases (issuances)	5
Settlement (sales) and other	36	(3)
Fair value assets, ending balance	294	237
Recurring [member] | Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	551	477
Gains (losses) included in earnings	40	(3)
Gains (losses) included in OCI	2	(3)
Purchases (issuances)	830	450
Settlement (sales) and other	(481)	(291)
Transfers into Level 3	55	16
Transfers out of Level 3	(317)	(95)
Fair value assets, ending balance	680	551
Gains (losses) included in earnings for positions still held	19	14
Recurring [member] | Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(504)	(455)
Gains (losses) included in earnings	(79)	21
Purchases (issuances)	(197)	67
Settlement (sales) and other	217	73
Transfers into Level 3	(7)	7
Transfers out of Level 3	(15)	(217)
Fair value assets, ending balance	(585)	(504)
Gains (losses) included in earnings for positions still held	(42)	(3)
Recurring [member] | Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	21	21
Gains (losses) included in earnings	12	(10)
Gains (losses) included in OCI		(4)
Purchases (issuances)		11
Settlement (sales) and other	(6)	2
Transfers into Level 3	4	5
Transfers out of Level 3	(10)	(4)
Fair value assets, ending balance	21	21
Gains (losses) included in earnings for positions still held	32	(5)
Recurring [member] | Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(84)	(181)
Gains (losses) included in earnings	131	34
Gains (losses) included in OCI	2	(2)
Purchases (issuances)	(131)	(88)
Settlement (sales) and other	18	(42)
Transfers into Level 3	(38)	(36)
Transfers out of Level 3	(93)	231
Fair value assets, ending balance	(195)	(84)
Gains (losses) included in earnings for positions still held	115	79
Recurring [member] | Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1	(16)
Settlement (sales) and other	21	17
Fair value assets, ending balance	22	1
Recurring [member] | Level 3 [member] | Other assets [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	65
Gains (losses) included in earnings	28	(5)
Purchases (issuances)		71
Settlement (sales) and other	(16)	(1)
Fair value assets, ending balance	77	65
Gains (losses) included in earnings for positions still held	27	(5)
Recurring [member] | Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Purchases (issuances)	27
Fair value assets, ending balance	27
Recurring [member] | Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,345	1,657
Gains (losses) included in earnings	(60)	(118)
Gains (losses) included in OCI	4	36
Purchases (issuances)	333	395
Settlement (sales) and other	(360)	(743)
Transfers into Level 3	39	125
Transfers out of Level 3	(1)	(7)
Fair value assets, ending balance	1,300	1,345
Gains (losses) included in earnings for positions still held	(16)	(25)
Recurring [member] | Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	66	508
Gains (losses) included in earnings		16
Gains (losses) included in OCI	1	(3)
Settlement (sales) and other	(9)	(455)
Fair value assets, ending balance	58	66
Gains (losses) included in earnings for positions still held		(1)
Recurring [member] | Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	110	196
Gains (losses) included in earnings	15	28
Gains (losses) included in OCI		2
Settlement (sales) and other	(123)	(116)
Fair value assets, ending balance	2	110
Gains (losses) included in earnings for positions still held	3	1
Recurring [member] | Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	21	30
Gains (losses) included in earnings	1	(2)
Gains (losses) included in OCI	1
Settlement (sales) and other	(2)	(2)
Transfers out of Level 3		(5)
Fair value assets, ending balance	21	21
Gains (losses) included in earnings for positions still held	1	(1)
Recurring [member] | Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,148	923
Gains (losses) included in earnings	(76)	(160)
Gains (losses) included in OCI	2	37
Purchases (issuances)	333	395
Settlement (sales) and other	(226)	(170)
Transfers into Level 3	39	125
Transfers out of Level 3	(1)	(2)
Fair value assets, ending balance	1,219	1,148
Gains (losses) included in earnings for positions still held	(20)	(24)
Recurring [member] | Level 3 [member] | IFRS9 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,345
Fair value assets, ending balance		1,345
Recurring [member] | Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Settlement (sales) and other	29	44
Fair value liabilities, beginning balance	(390)	(465)
Gains (losses) included in earnings	(38)	(36)
Gains (losses) included in OCI		(4)
Purchases (issuances)	(102)	(301)
Transfers into Level 3	(214)	(431)
Transfers out of Level 3	559	803
Fair value liabilities, ending balance	(156)	(390)
Gains (losses) included in earnings for positions still held		(8)
Recurring [member] | Level 3 [member] | Deposits - Business and government [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	5
Purchases (issuances)		5
Transfers out of Level 3	(5)
Fair value liabilities, ending balance		5
Recurring [member] | Level 3 [member] | Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Settlement (sales) and other	24	10
Fair value liabilities, beginning balance	(68)	(24)
Gains (losses) included in earnings	(16)
Gains (losses) included in OCI	(1)	(1)
Purchases (issuances)	1	(53)
Fair value liabilities, ending balance	(60)	(68)
Gains (losses) included in earnings for positions still held	$ (12)	$ 4